Annual Operating Expenses - VIPHighIncomePortfolio-InitialServiceService2PRO - VIPHighIncomePortfolio-InitialServiceService2PRO - VIP High Income Portfolio	Apr. 29, 2024
VIP High Income Portfolio - Initial Class
Operating Expenses:
Management fee	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Acquired fund fees and expenses	0.12%	[3]
Total annual operating expenses	0.77%	[3]
VIP High Income Portfolio - Service Class
Operating Expenses:
Management fee	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.02%	[1]
Acquired fund fees and expenses	0.12%	[3]
Total annual operating expenses	0.87%	[3]
VIP High Income Portfolio - Service Class 2
Operating Expenses:
Management fee	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[1]
Acquired fund fees and expenses	0.12%	[3]
Total annual operating expenses	1.02%	[3]

[1]	B Adjusted to reflect current fees.
[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11%, 0.11%, and 0.11% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.

[3]
C Includes interest expense of certain underlying   Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.66%, 0.76%, and 0.91% for Initial Class, Service Class and Service Class 2, respectively .